Subsequent Events (Details) (Subsequent event)	1 Months Ended
	Jan. 31, 2015 USD ($)	Feb. 27, 2015 Marseille EUR (€)	Jan. 31, 2015 QIAGEN Finance USD ($)	Feb. 27, 2015 Consolidated Entities Marseille EUR (€)
Subsequent Event [Line Items]
Repayments of convertible debt			$ 130,500,000
Payments for repurchase of warrants and debt	250,000,000
Consideration transferred		€ 1,200,000		€ 1,200,000